Financial Instruments and Risk Management - Schedule of Contractual Maturities of Financial Liabilities (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 682,163	$ 526,056
Due to related parties	60,232	48,962
Lease liability	18,800	53,142
Convertible loans	1,760,066
Total	2,521,261	628,160
Within 1 year [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	682,163	526,056
Due to related parties	60,232	48,962
Lease liability	18,800	36,726
Convertible loans	1,760,066
Total	2,521,261	611,744
Within 2-5 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Due to related parties
Lease liability		16,416
Total		$ 16,416